Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Property and equipment, net
Property, plant and equipment, gross		¥ 7,447,640			¥ 10,748,006
Accumulated depreciation		(974,630)			(1,712,302)
Property and equipment, net		6,473,010		$ 1,314,190	9,035,704
Depreciation expenses	¥ 809,005	522,853	¥ 301,668
Pending title of certificates buildings, net		1,425,167			2,040,167
Buildings
Property and equipment, net
Property, plant and equipment, gross		2,697,230			3,586,898
Machinery and equipment
Property and equipment, net
Property, plant and equipment, gross		1,299,553			2,475,795
Leasehold improvements
Property and equipment, net
Property, plant and equipment, gross		262,419			344,786
Vehicles
Property and equipment, net
Property, plant and equipment, gross		1,545,786			2,319,342
Furniture, office and electric equipment
Property and equipment, net
Property, plant and equipment, gross		207,953			309,214
Construction in progress
Property and equipment, net
Property, plant and equipment, gross		¥ 1,434,699			¥ 1,711,971